Goodwill and intangible assets - Summary of Key Assumptions Used in Discounted Cash Flow (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Food and Refreshment | Europe
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates (in percent)	2.10%	1.10%
Average near-term nominal growth rates (in percent)	(0.70%)	(1.00%)
Average operating margins (in percent)	15.00%	13.00%
Food and Refreshment | The Americas
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates (in percent)	4.00%	1.70%
Average near-term nominal growth rates (in percent)	2.60%	0.10%
Average operating margins (in percent)	14.00%	15.00%
Food and Refreshment | Asia/AMET/RUB
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates (in percent)	5.30%	3.90%
Average near-term nominal growth rates (in percent)	3.00%	4.90%
Average operating margins (in percent)	19.00%	16.00%
Beauty & Personal Care | The Americas
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates (in percent)	4.00%	1.70%
Average near-term nominal growth rates (in percent)	1.60%	2.50%
Average operating margins (in percent)	20.00%	22.00%
Beauty & Personal Care | Asia/AMET/RUB
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates (in percent)	5.30%	3.90%
Average near-term nominal growth rates (in percent)	2.70%	3.40%
Average operating margins (in percent)	23.00%	22.00%